Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ 243.9	$ 204.7	$ 106.7
Reconciliation of net income to net cash provided by operating activities:
Depreciation and amortization	152.8	163.7	142.8
Impairment of goodwill, intangibles and other assets		52.5	19.7
Venezuela hyperinflationary and devaluation charges			70.6
Deferred income taxes	19.8	32.9	45.3
Stock-based compensation	67.1	23.8	24.3
Loss on early extinguishment of debt		12.8
Excess tax benefits from stock-based compensation	(43.0)
Other	10.0	8.8	21.2
Changes in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable	(23.6)	(25.2)	(50.7)
Inventory	30.0	(7.0)	(145.2)
Accounts payable	34.5	(12.4)	84.7
Accrued salaries, wages and employee benefits	20.6	3.9	(12.5)
Other assets and liabilities	(31.8)	(31.4)	(17.9)
Net cash provided by operating activities	480.3	427.1	289.0
Cash flows from financing activities:
Net change in short-term debt	74.7	1.0	56.2
Proceeds from issuance of long-term debt	802.5	1,025.0	786.1
Payments on long-term debt	(172.7)	(1,110.6)	(260.9)
Proceeds from issuance of stock, net of transaction fees	24.8	8.2	8.5
Repurchase of common stock and shares tendered for taxes	(582.7)	(89.0)	(51.3)
Debt issuance costs	(17.4)	(12.3)	(24.7)
Dividends paid	(7.5)	(30.1)	(28.7)
Excess tax benefits from stock-based compensation	43.0
Other, net		11.1	(5.0)
Net cash provided by (used in) financing activities	164.7	(196.7)	480.2
Cash flows from investing activities:
Additions to property, plant and equipment	(154.5)	(126.9)	(137.5)
Acquisition of businesses, net of cash acquired	(286.3)	(14.4)	(755.5)
Other	13.3	28.2	9.9
Net cash used in investing activities	(427.5)	(113.1)	(883.1)
Effect of exchange rate changes on cash and cash equivalents	8.3	(4.4)	(18.1)
Net increase (decrease) in cash and cash equivalents	225.8	112.9	(132.0)
Cash and cash equivalents at beginning of period	808.3	695.4	827.4
Cash and cash equivalents at end of period	1,034.1	808.3	695.4
Supplemental cash disclosures:
Taxes paid	93.9	85.1	75.7
Interest paid	$ 178.0	$ 176.4	$ 154.2